Accounts Receivable, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, net
Summary of accounts receivable

	September 30,	December 31,
	2021	2020
Gross accounts receivables	$2,929,064	$6,560,291
Distribution service fees	(537,363)	(972,652)
Chargebacks accrual	—	(121,269)
Cash discount allowances	(135,527)	(84,601)
Allowance for doubtful accounts	(303,753)	(228,800)
Total accounts receivable, net	$1,952,421	$5,152,969

	December 31,	December 31,
	2020	2019
Gross accounts receivables	$6,560,291	$4,989,260
Distribution service fees	(972,652)	(2,061,481)
Chargebacks accruals	(121,269)	(60,507)
Cash discount allowances	(84,601)	(235,867)
Allowance for doubtful accounts	(228,800)	(26,275)
Total accounts receivable, net	$5,152,969	$2,605,130